Income Taxes	6 Months Ended
Jun. 30, 2011
Income Taxes
Income Taxes
10.	Income Taxes

In July 2006, the FASB issued a new accounting standard which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements and prescribes a recognition threshold and measurement attributes to financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under this guidance, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, this standard provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company adopted this new accounting standard on January 1, 2009. There were no unrecognized tax benefits as of the date of adoption, and there are no unrecognized tax benefits included in the consolidated balance sheet at December 31, 2009.

The following table summarizes the activity related to the Company's unrecognized tax benefits during the year ended December 31, 2010 (in thousands):

Unrecognized tax benefits - January 1, 2010	$0
Gross increases based on tax positions related to current year	85
Gross increases based on tax positions related to prior year	477
Settlements with taxing authorities	0
Expiration of statute of limitations	0

Unrecognized tax benefits – December 31, 2010	$562

The Company's policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrued interest or penalties on the consolidated balance sheets at December 31, 2010 and 2009 and has recognized no interest and/or penalties in the consolidated statements of operations through the year ended December 31, 2010.

The Company is subject to taxation in the U.S. and state jurisdictions. The Company's tax years for 2006 and forward can be subject to examination by the United States and state tax authorities due to the carry forward of net operating losses.

At December 31, 2010, the Company had federal and California income tax net operating loss carryforwards of approximately $159,603,000 and $136,186,000, respectively. The federal tax loss carryforwards will begin expiring in 2026 unless previously utilized, and the California tax loss carryforwards will begin expiring in 2016 unless previously utilized. In addition, the Company has federal and California research and development income tax credit carryforwards of $1,781,000 and $1,321,000, respectively. The federal research and development income tax credit carryforwards will begin to expire in 2026 unless previously utilized. The California research and development income tax credit carryforwards will carry forward indefinitely until utilized.

The Company has completed an analysis under Internal Revenue Service Code (IRC) Sections 382 and 383 to determine if the Company's net operating loss carryforwards and research and development credits are limited due to a change an ownership. The Company has determined that as of December 31, 2010 the Company had one ownership change, as defined by IRC Sections 382 and 383, which occurred in August 2006 upon the issuance of the Series A-1 convertible preferred stock. As a result of this ownership change, the Company has reduced its net operating loss carryforwards by $1,900,000 and research and development income tax credits by $8,000. Pursuant to IRC Section 382 and 383, use of the Company's net operating loss and research and development income tax credit carryforwards may be limited in the event of a future cumulative change in ownership of more than 50% within a three-year period.

The reconciliation of income tax computed at the Federal statutory tax rate to the expense for income taxes is as follows:

	December 31,
	2010	2009	2008
Tax at statutory rate	$(25,008)	$(16,825)	$(15,413)
State taxes, net of federal benefit	(2,953)	(1,965)	(2,664)
Change in valuation allowance	27,968	15,055	18,780
Permanent Interest Disallowed	526	3,811	0
Credits and other	(523)	(76)	(703)

	$10	$0	$0

Significant components of the Company's deferred tax assets as of December 31, 2010 and 2009 are listed below. A valuation allowance of $75,166,000 and $47,195,000 and for the years ended December 31, 2010 and 2009, respectively, has been established to offset the deferred tax assets as realization of such assets is uncertain. The components of the deferred tax assets are as follows (in thousands):

	December 31,
	2010	2009
Deferred tax assets:
Net operating losses	$62,364	$42,971
Research and development	2,241	1,489
Depreciation and amortization	101	348
Start-up/organization costs	136	153
Accrued vacation	332	242
Deferred rent	37	40
Inventory reserve and UNICAP	914	1,515
Accrued expenses	2,026	335
Deferred Revenue	6,684	0
Other, net	331	102

Total deferred tax assets	75,166	47,195
Less valuation allowance	(75,166)	(47,195)

Net deferred tax assets	$0	$0

The Company incurred $10,000 in income tax expense for the year ended December 31, 2010 related to taxable income generated by its wholly-owned subsidiary Zogenix Europe Limited.